                                                  (RIVERSOURCE INVESTMENTS LOGO)

PROSPECTUS SUPPLEMENT -- JUNE 20, 2007*

RiverSource Variable Portfolio Funds
For RiverSource Variable Portfolio-Mid Cap Growth Fund   (May 1, 2007) S-6466-99
AA

For RiverSource Variable Portfolio-Mid Cap Growth Fund, the information under the "Management" section regarding the Portfolio Managers for the Fund has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

John K. Schonberg, CFA, Senior Portfolio Manager

- Managed the Fund since 2006.

- Equity Team Leader.

- Joined RiverSource Investments in 1997.

- Began investment career in 1988.

- BS, University of Nebraska.

Sam Murphy, Associate Portfolio Manager

- Managed the Fund since 2007.

- Employed by RiverSource Investments from 1999-2002; returned to RiverSource Investments in 2006 as a Senior Research Analyst.

- Began investment career in 1989.

- MBA, University of Pennsylvania, Wharton School of Business.

Mike Marzolf, Associate Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2007 as an Associate Portfolio Manager.

- Began investment career in 1998.

- BS, University of St. Thomas.

--------------------------------------------------------------------------------
S-6466-92 A (6/07)
Valid until next update
* Destroy April 29, 2008

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- JUNE 20, 2007*
RiverSource Variable Portfolio Funds
For RiverSource Variable Portfolio-Mid Cap Growth Fund (May 1, 2007)   S-6466-20
AD

For RiverSource Variable Portfolio-Mid Cap Growth Fund -- The information under Table 17 has been revised to add Sam Murphy and Mike Marzolf as Associate Portfolio Managers.

PORTFOLIO MANAGERS. For all funds other than Money Market funds, the following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period.

                          TABLE 17. PORTFOLIO MANAGERS

-----------------------------------------------------------------------------------------------------------------------------
                                       OTHER ACCOUNTS MANAGED (excluding the fund)
                                  -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                  NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
    FUND*      PORTFOLIO MANAGER   OF ACCOUNT**       NET ASSETS         ACCOUNTS(A)     SHARES(B)  OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------
 Balanced      Tom Murphy         7 RICs           $6.71 billion
                                  3 PIVs           $1.12 billion
                                  18 other         $14.63 billion     2 RICs
               ----------------   accounts         -------------
               Jamie Jackson      ------------     $11.77 billion     ($762.56 M)
                                  12 RICs          $2.17 billion
                                  6 PIVs           $7.54 billion
               ----------------   31 other         -------------      -----------------    None         (1)          (11)
               Scott Kirby        accounts(c)      $8.36 billion      2 RICs ($762.56
                                  ------------     $2.08 billion      M);
                                  10 RICs          $21.7 billion      1 other account
               ----------------   6 PIVs           -------------      ($89.8 M)
               Bob Ewing          48 other         $12.39 billion     -----------------
                                  accounts(c)      $35.34 million     5 RICs ($11.95 B)
                                  ------------     $104.4 million
                                  6 RICs
                                  2 PIVs
                                  2 other
                                  accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
 Core Bond     Tom Murphy         7 RICs           $7.34 billion
                                  3 PIVs           $1.12 billion
                                  18 other         $14.63 billion
               ----------------   accounts         -------------      3 RICs ($14.6 B)
               Jamie Jackson      ------------     $12.4 billion
                                  12 RICs          $2.17 billion                           None         (1)          (11)
                                  6 PIVs           $7.54 billion
               ----------------   31 other         -------------      -----------------
               Scott Kirby        accounts(c)      $8.94 billion      3 RICs ($1.46 B);
                                  ------------     $2.08 billion      1 other account
                                  10 RICs          $21.7 billion      ($89.8 M)
                                  6 PIVs
                                  48 other
                                  accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
 Core Equity   Nick Thakore       4 RICs           $15.28 billion
                                  2 PIVs           $35.34 million     4 RICs ($15.28 B)
                                  2 other          $104.4 million                          None         (1)          (11)
               ----------------   accounts(c)      -------------      -----------------
               Bob Ewing          ------------     $13.32 billion
                                  6 RICs           $35.34 million     6 RICs ($13.32 B)
                                  2 PIVs           $104.4 million
                                  2 other
                                  accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
 Diversified   Tom Murphy         7 RICs           $4.66 billion
 Bond                             3 PIVs           $1.12 billion
                                  18 other         $14.63 billion
               ----------------   accounts         -------------      3 RICs ($14.6 B)
               Jamie Jackson      ------------     $9.72 billion
                                  12 RICs          $2.17 billion
                                  6 PIVs           $7.54 billion
               ----------------   31 other         -------------      -----------------
               Scott Kirby        accounts(c)      $6.26 billion      3 RICs ($1.46 B);
                                  ------------     $2.08 billion      1 other account      None         (1)          (11)
                                  10 RICs          $21.7 billion      ($89.8 M)
               ----------------   6 PIVs           -------------      -----------------
               Jennifer Ponce de  48 other         $6.75 billion
               Leon               accounts(c)      $16.76 million
                                  ------------     $1.79 billion
                                  5 RICs           -------------
                                  1 PIV            $4.76 billion      -----------------
               ----------------   10 other         $644.69 million    1 other account
               Nicolas Pifer      accounts         $4.32 billion      ($515.07 M)
                                  ------------
                                  6 RICs
                                  6 PIVs
                                  15 other
                                  accounts
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S-6466-93 A (6/07)
Valid until next update
* Destroy April 29, 2008

-----------------------------------------------------------------------------------------------------------------------------
                                       OTHER ACCOUNTS MANAGED (excluding the fund)
                                  -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                  NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
    FUND*      PORTFOLIO MANAGER   OF ACCOUNT**       NET ASSETS         ACCOUNTS(A)     SHARES(B)  OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------
 Diversified   Warren Spitz
 Equity        ----------------   8 RICs           $13.2 billion
 Income        Laton Spahr        1 PIV            $102.26 million    5 RICs ($12.86 B)    None         (1)          (11)
               ----------------   3 other          $371.03 million
               Steve Schroll      accounts(c)
               ----------------
               Paul Stocking
-----------------------------------------------------------------------------------------------------------------------------
 Emerging      Threadneedle:      2 RICs           $1.17 billion
 Markets       Julian Thompson    1 PIV            $0.03 billion
                                  3 other          $0.30 billion                           None         (2)          (12)
               ----------------   accounts         -------------
               Threadneedle:      ------------     $1.85 billion
               Jules Mort         1 PIV
-----------------------------------------------------------------------------------------------------------------------------
 Fundamental   Davis:             31 RICs          $76.5 billion
 Value         Christopher C.     12 PIVs          $1.5 billion
               Davis(e)           47,000 other     $15.1 billion
                                  accounts(f)
                                  ------------     -------------
               ----------------   28 RICs          $76.5 billion
               Davis:             12 PIVs          $1.5 billion
               Kenneth C.         47,000 other     $15.1 billion
               Feinberg(e)        accounts(f)
                                                                                          None(e)       (3)          (13)
-----------------------------------------------------------------------------------------------------------------------------
 Global Bond   Nicolas Pifer      6 RICs           $6.72 billion      1 other account      None         (1)          (11)
                                  6 PIVs           $644.69 million    ($515.07 M)
                                  15 other         $4.32 billion
                                  accounts
-----------------------------------------------------------------------------------------------------------------------------
 Global        Jamie Jackson      12 RICs          $11.89 billion
 Inflation                        6 PIVs           $2.17 billion      3 RICs ($1.46 B)
 Protected                        31 other         $7.54 billion                           None         (1)          (11)
 Securities    ----------------   accounts(c)      -------------      -----------------
               Nicolas Pifer      ------------     $6.92 billion      1 other account
                                  6 RICs           $644.69 million    ($515.07 M)
                                  6 PIVs           $4.32 billion
                                  15 other
                                  accounts
-----------------------------------------------------------------------------------------------------------------------------
 Growth        Nick Thakore       4 RICs           $15.07 billion
                                  2 PIVs           $35.34 million     $3 RICs ($14.64      None         (1)          (11)
                                  2 other          $104.4 million     B)
                                  accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
 High Yield    Scott Schroepfer   1 RIC            $2.0 billion
 Bond          ----------------   ------------     -------------
               Jennifer Ponce de  5 RICs           $8.28 billion
               Leon               1 PIV            $16.76 million
                                  10 other         $1.79 billion
                                  accounts
                                                                                           None         (1)          (11)
-----------------------------------------------------------------------------------------------------------------------------
 Income        Brian Lavin        1 RIC            $349.1 million
                                  1 PIV            $16.76 million
Opportunities  ----------------   ------------     -------------
               Jennifer Ponce de  5 RICs           $9.08 billion
               Leon               1 PIV            $16.76 million
                                  10 other         $1.79 billion
                                  accounts
                                                                                           None         (1)          (11)
-----------------------------------------------------------------------------------------------------------------------------
               Threadneedle:      2 RICs           $1.99 billion
International  Alex Lyle          34 PIVs          $3.4 billion
 Opportunity   ----------------   10 other         $0.86 billion
               Threadneedle:      accounts         -------------
               Dominic Rossi      ------------     $0.77 billion
                                  1 RIC            $0.95 billion
                                  1 other account
                                                                                           None         (2)          (12)
-----------------------------------------------------------------------------------------------------------------------------
 Large Cap     Nick Thakore       4 RICs           $11.97 billion
 Equity                           2 PIVs           $35.34 million     3 RICs ($11.54 B)
                                  2 other          $104.4 million                          None         (1)          (11)
               ----------------   accounts(c)      -------------      -----------------
               Bob Ewing          ------------     $10.02 billion
                                  6 RICs           $35.34 million     5 RICs ($9.59 B)
                                  2 PIVs           $104.4 million
                                  2 other
                                  accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
 Large Cap     Bob Ewing          6 RICs           $13.73 billion
 Value                            2 PIVs           $35.34 million     5 RICs ($13.3 B)     None         (1)          (11)
                                  2 other          $104.4 million
                                  accounts(c)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                       OTHER ACCOUNTS MANAGED (excluding the fund)
                                  -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                  NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
    FUND*      PORTFOLIO MANAGER   OF ACCOUNT**       NET ASSETS         ACCOUNTS(A)     SHARES(B)  OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------
 Mid Cap       John K. Schonberg  1 RIC            $1.24 billion
 Growth                           2 PIVs           $102.74 million    1 RIC ($1.24 B)
                                  4 other          $10.17 million                          None         (1)          (11)
               ----------------   accounts         -------------      -----------------
               Sam Murphy(g)      ------------
               ----------------                    -------------      -----------------
               Mike Marzolf(g)    ------------
-----------------------------------------------------------------------------------------------------------------------------
 Mid Cap       Warren Spitz
 Value         ----------------   8 RICs           $16.28 billion
               Laton Spahr        1 PIV            $102.26 million    5 RICs ($15.94 B)    None         (1)          (11)
               ----------------   3 other          $371.03 million
               Steve Schroll      accounts(c)
               ----------------
               Paul Stocking
-----------------------------------------------------------------------------------------------------------------------------
 S&P 500       David Factor       2 RICs           $1.34 billion
 Index                            2 PIVs           $2.46 billion
                                                                                           None         (1)          (11)
-----------------------------------------------------------------------------------------------------------------------------
 Select Value  Systematic:        6 RICs           $1.02 billion
               Ron Mushock        8 PIVs           $810.0 million                          None         (4)          (14)
               ----------------   101 other        $5.08 billion
               Systematic:        accounts
               Kevin McCreesh                      -------------      -----------------  ---------   --------    ------------
               ----------------   ------------
               WEDGE: R. Michael                   $336.0 million
               James              2 RICs           $6.0 million                            None         (5)          (15)
               ----------------   1 PIV            $3.23 billion
               WEDGE: Peter F.    204 other
               Bridge             accounts
               ----------------
               WEDGE: Paul M.
               VeZolles
-----------------------------------------------------------------------------------------------------------------------------
 Short         Scott Kirby        10 RICs          $8.55 billion      3 RICs ($1.46 B);
 Duration                         6 PIVs           $2.1 billion       1 other account
 U.S.                             48 other         $21.7 billion      ($89.8 M)            None         (1)          (11)
 Government    ----------------   accounts(c)      -------------      -----------------
               Jamie Jackson      ------------     $9.72 billion
                                  12 RICs          $2.17 billion      3 RICs ($1.46 B)
                                  6 PIVs           $7.54 billion
                                  31 other
                                  accounts
-----------------------------------------------------------------------------------------------------------------------------
 Small Cap     Kenwood:           1 RIC            $639.39 million    1 RIC ($639.39
 Advantage     Jake Hurwitz       1 PIV            $105.43 million    M);                  None         (6)          (16)
               ----------------   23 other         $868.87 million    1 other account
               Kenwood:           accounts                            ($185.55 M)
               Kent Kelley
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                       OTHER ACCOUNTS MANAGED (excluding the fund)
                                  -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                  NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
    FUND*      PORTFOLIO MANAGER   OF ACCOUNT**       NET ASSETS         ACCOUNTS(A)     SHARES(B)  OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------
 Small Cap     BHMS: James S.     3 RICs           $648.40 million
 Value         McClure            1 PIV            $5.10 million                           None         (7)          (17)
               ----------------   16 other         $747.20 million
               BHMS: John P.      accounts                                               ---------   --------    ------------
               Harloe                              -------------
                                  ------------
                                                   $1.35 billion                           None         (8)          (18)
               ----------------   2 RICs           $184.0 million
               Donald Smith:      1 PIV            $2.49 billion                                     --------    ------------
               Donald G. Smith    32 other                            -----------------  ---------
               ----------------   accounts         -------------
               Donald Smith:
               Richard L.         ------------
               Greenberg
               ----------------
               Franklin                                               -----------------
               Portfolio
               Associates:                                                                              (9)          (19)
               John S. Cone                        $15.8 billion                           None
               ----------------                    $757.9 million
               Franklin           18 RICs          $17.6 billion
               Portfolio          5 PIVs
               Associates:        94 other
               Michael F. Dunn    accounts                            2 RICs ($10.0 B);
               ----------------                                       17 other accounts
               Franklin                                               ($5.2 B)
               Portfolio                                                                             --------    ------------
               Associates:                                                               ---------
               Oliver E. Buckley                   -------------
               ----------------
               Franklin                            $296.35 million
               Portfolio          ------------     $1.20 billion                                       (10)          (20)
               Associates:                         $1.10 billion                           None
               Kristin J.         2 RICs                              -----------------
               Crawford           6 PIVs           -------------
               ----------------   35 other         $276.0 million
               Franklin           accounts         $23.79 million
               Portfolio                           $584.1 million
               Associates:        ------------
               Langton Garvin     1 RIC
               ----------------   2 PIVs
               River Road:        33 other
               James C.           accounts
               Shircliff
               ----------------
               River Road:
               Henry W. Sanders
               ----------------
               River Road:
               R. Andrew Beck
-----------------------------------------------------------------------------------------------------------------------------

 * All funds except Core Equity changed fiscal year ends in 2006 from Aug. 31 to Dec. 31. The information shown is as of Dec. 31, 2006.
 ** RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
 (a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
 (b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.
 (c) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
 (d)   Primarily managed money/wrap accounts.
 (e) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.
 (f)   Primarily managed money wrap accounts that require a minimum of $100,000.
 (g) The portfolio manager began managing the fund in June 2007, after its fiscal year end; therefore no reporting information is shown.